Expense Example - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO - Fidelity International Small Cap Opportunities Fund - Fidelity International Small Cap Opportunities Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 102
3 years	318
5 years	552
10 years	$ 1,225